RELATED PARTIES (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Falcão MS SPE S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		-
Nature of Relationship		Associate
Country		Brazil
Currency		Brazilian real
Transaction descriptions		Capital contribution
Other transaction		$ 42,113	$ 11,395	$ 23,553
Agrícola Fresno SpA [member]
Disclosure of transactions between related parties [line items]
Tax ID No.		77,470,229-6
Nature of Relationship		Joint venture
Country		Chile
Currency		U.S. dollar
Transaction descriptions		Capital contribution
Other transaction		$ 18,812	12,066	1,509
Parque Eólico Ovejera Sur SpA [member]
Disclosure of transactions between related parties [line items]
Tax ID No.		76,839,949-2
Nature of Relationship		Joint venture
Country		Chile
Currency		Chilean pesos
Transaction descriptions		Capital contribution
Other transaction		$ 234	296	222
Sonae S.A [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		-
Nature of Relationship		Joint venture
Country		Portugal
Currency		Euros
Transaction descriptions		Capital contribution
Other transaction		$ 0	26,240	0
TreeCo, Inc. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		-
Nature of Relationship		Joint venture
Country		United States
Currency		U.S. dollar
Transaction descriptions		Issuance of new shares
Other transaction		$ 0	0	15,400
TreeCo, Inc. one [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		-
Nature of Relationship		Joint venture
Country		United States
Currency		U.S. dollar
Transaction descriptions		Capital contribution
Other transaction		$ 0	0	9,230
TreeCo, Inc. two [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		-
Nature of Relationship		Joint venture
Country		United States
Currency		U.S. dollar
Transaction descriptions		Borrowing capitalization
Other transaction		$ 0	0	1,770
E2E SpA. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		76,879,577-0
Nature of Relationship	[1]	Joint venture (*)
Country		Chile
Currency		Chilean pesos
Transaction descriptions		Capital contribution
Other transaction		$ 0	0	5,254
Compañía Puerto de Coronel S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		79,895,330-3
Nature of Relationship		Subsidiary of an associate
Country		Chile
Currency		Chilean pesos
Transaction descriptions		Capital contribution
Other transaction		$ 5,745	0	0
Compañía Puerto de Coronel S.A. One [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		79,895,330-3
Nature of Relationship		Subsidiary of an associate
Country		Chile
Currency		Chilean pesos
Transaction descriptions		Borrowing
Other transaction		$ 101	5,643	0
Tecverde Engenharia S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		-
Nature of Relationship	[1]	Subsidiary of a joint venture (*)
Country		Brazil
Currency		U.S. dollar
Transaction descriptions		Borrowing
Other transaction		$ 0	0	2,668
E2E SpA. one [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.		76,879,577-0
Nature of Relationship	[1]	Joint venture (*)
Country		Chile
Currency		Chilean pesos
Transaction descriptions		Borrowing
Other transaction		$ 0	$ 0	$ 537

[1]	In March 2023, Arauco acquired the remaining 50% of share in E2E SpA., gaining control of the company and indirectly over Tecverde S.A., which is E2E SpA. subsidiary.